Note 13 - Financial Instruments	6 Months Ended
Jun. 30, 2022
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]
13.	Financial Instruments

The following table summarizes the carrying value, estimated fair value and classification of our financial instruments as of:

	June 30, 2022
	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$3,796	$3,796	$3,796	$-	$-
Restricted cash	38,392	38,392	38,392	-	-
Investments	29,913	29,913	29,913	-	-
Restricted investments	138,072	136,330	136,330	-	-
	$210,173	$208,431	$208,431	$-	$-

Liabilities
Bonds payable	$160,832	$140,849	$-	$140,849	$-
Warrants liability	6,534	6,534	3,060	3,474	-
	$167,366	$147,383	$3,060	$144,323	$-

	December 31, 2021
	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$6,805	$6,805	$6,805	$-	$-
Restricted cash	197,130	197,130	197,130	-	-
	$203,935	$203,935	$203,935	$-	$-

Liabilities
Bonds payable	$160,679	$173,093	$-	$173,093	$-
	$160,679	$173,093	$-	$173,093	$-

The fair value of the Company’s investments and restricted investments is estimated utilizing Level 1 inputs including prices for U.S. Treasury securities with comparable maturities on active markets. The fair value of the Company’s bonds is estimated utilizing Level 2 inputs including prices for the bonds on inactive markets. See Note 9 for discussion regarding the estimation of the fair value of the warrants. The carrying values of all other financial instruments on the consolidated balance sheets, approximate their fair values due to the short-term nature of these instruments.